Business Combinations (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Handshake [Member]
Business Combinations (Details) [Line Items]
Impairment losses	$ 329,534
Guangzhou GFAI [Member]
Business Combinations (Details) [Line Items]
Impairment losses	$ 933,506